Impairment of intangible assets and property, plant and equipment - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 48,056	€ 44,364		€ 44,519
Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	37,902
Consumer Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,567
Vaccines
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 3,587

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.